Offerings	Oct. 03, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class Z ordinary shares, par value US$0.0001 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	0.0001
Maximum Aggregate Offering Price	$ 200
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.03
Offering Note
(1)
These shares may be represented by the Registrant’s ADSs, each of which represents one Class Z ordinary share of the Company, par value US$0.0001 per share. The Registrant’s ADSs issuable upon deposit of Class Z ordinary shares registered hereby have been registered under a separate registration statement on Form
F-6
(File
No. 333-223711).

(2)
Represents Class Z ordinary shares to be delivered upon exercise or settlement of outstanding awards granted under the Amended and Restated 2018 Share Incentive Plan and pursuant to future delivery of shares pursuant to the award grants under the Second Amended and Restated 2018 Share Incentive Plan and the 2024 Share Incentive Plan. The Amended and Restated 2018 Share Incentive Plan, the Second Amended and Restated 2018 Share Incentive Plan and the 2024 Share Incentive Plan are collectively referred to herein as the “Plans.” Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional shares which may be offered and issued to prevent dilution from share splits, share dividends or similar transactions as provided in the Plans. Any Class Z ordinary shares covered by an award granted under the Plans (or portion of an award) that terminates, expires or lapses for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of Class Z ordinary
shares that may be issued under the Plans.

(3)
Represents Class Z ordinary shares to be delivered upon exercise of outstanding options granted under the Amended and Restated 2018 Share Incentive Plan and the corresponding proposed maximum offering price per share represents the weighted average exercise price of such outstanding options, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class Z ordinary shares, par value US$0.0001 per share
Amount Registered | shares	8,000,000
Proposed Maximum Offering Price per Unit	20.9
Maximum Aggregate Offering Price	$ 167,200,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 25,598.32
Offering Note
(1)
These shares may be represented by the Registrant’s ADSs, each of which represents one Class Z ordinary share of the Company, par value US$0.0001 per share. The Registrant’s ADSs issuable upon deposit of Class Z ordinary shares registered hereby have been registered under a separate registration statement on Form
F-6
(File
No. 333-223711).

(2)
Represents Class Z ordinary shares to be delivered upon exercise or settlement of outstanding awards granted under the Amended and Restated 2018 Share Incentive Plan and pursuant to future delivery of shares pursuant to the award grants under the Second Amended and Restated 2018 Share Incentive Plan and the 2024 Share Incentive Plan. The Amended and Restated 2018 Share Incentive Plan, the Second Amended and Restated 2018 Share Incentive Plan and the 2024 Share Incentive Plan are collectively referred to herein as the “Plans.” Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional shares which may be offered and issued to prevent dilution from share splits, share dividends or similar transactions as provided in the Plans. Any Class Z ordinary shares covered by an award granted under the Plans (or portion of an award) that terminates, expires or lapses for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of Class Z ordinary
shares that may be issued under the Plans.

(4)
Represents Class Z ordinary shares to be delivered upon the vesting of outstanding restricted share units granted under the Amended and Restated 2018 Share Incentive Plan and the corresponding proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(c) and Rule 457(h) under the Securities Act, is based on US$20.90 per ADS, the average of the high and low prices for the Registrant’s ADSs as quoted on the Nasdaq Global Select Market on September 26, 2024.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class Z ordinary shares, par value US$0.0001 per share
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	20.9
Maximum Aggregate Offering Price	$ 52,250,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,999.48
Offering Note
(1)
These shares may be represented by the Registrant’s ADSs, each of which represents one Class Z ordinary share of the Company, par value US$0.0001 per share. The Registrant’s ADSs issuable upon deposit of Class Z ordinary shares registered hereby have been registered under a separate registration statement on Form
F-6
(File
No. 333-223711).

(2)
Represents Class Z ordinary shares to be delivered upon exercise or settlement of outstanding awards granted under the Amended and Restated 2018 Share Incentive Plan and pursuant to future delivery of shares pursuant to the award grants under the Second Amended and Restated 2018 Share Incentive Plan and the 2024 Share Incentive Plan. The Amended and Restated 2018 Share Incentive Plan, the Second Amended and Restated 2018 Share Incentive Plan and the 2024 Share Incentive Plan are collectively referred to herein as the “Plans.” Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional shares which may be offered and issued to prevent dilution from share splits, share dividends or similar transactions as provided in the Plans. Any Class Z ordinary shares covered by an award granted under the Plans (or portion of an award) that terminates, expires or lapses for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of Class Z ordinary
shares that may be issued under the Plans.

(5)
2,408,000 Class Z ordinary shares are reserved for future delivery of shares pursuant to the awards granted or to be granted under the Second Amended and Restated 2018 Share Incentive Plan and 92,000 Class Z ordinary shares are reserved for future delivery of shares pursuant to the awards to be granted under the 2024 Share Incentive Plan, the numbers of which have been estimated for the purposes of calculating the amount of the registration fee. The corresponding proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(c) and Rule 457(h) under the Securities Act, is based on US$20.90 per ADS, the average of the high and low prices for the Registrant’s ADSs as quoted on the Nasdaq Global Select Market on September 26, 2024.